Issued Capital (Details) - Schedule of share issuances - Ordinary shares [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)	1,046,658,646	176,520,600	326,945,962
Total	$ 36,744,236	$ 4,071,118	$ 12,722,308
13 July 2018 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)			3,083,580
Issue Price (in Dollars per share)			$ 0.05
Issue of shares under ATM Facility			$ 166,086
4 January 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)			15,789,360
Issue Price (in Dollars per share)			$ 0.05
Issue of shares under ATM Facility			$ 749,614
4 February 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)			1,912,440
Issue Price (in Dollars per share)			$ 0.04
Issue of shares under ATM Facility			$ 78,508
21 March 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)			7,930,740
Issue Price (in Dollars per share)			$ 0.05
Issue of shares under ATM Facility			$ 430,346
21 March 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)			3,723,120
Issue Price (in Dollars per share)			$ 0.05
Issue of shares under ATM Facility			$ 169,064
21 March 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)			156,000
Issue Price (in Dollars per share)			$ 0.05
Issue of shares under ATM Facility			$ 7,341
21 March 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)			1,014,240
Issue Price (in Dollars per share)			$ 0.04
Issue of shares under ATM Facility			$ 43,544
8 April 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)			269,905,533
Issue Price (in Dollars per share)			$ 0.04
Issue of shares under strategic investment by Life Biosciences LLC			$ 10,526,318
8 April 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)			23,430,949
Issue Price (in Dollars per share)			$ 0.04
Issue of shares to sophisticated and professional investors			$ 913,807
June 30, 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Security issuance costs			$ (362,320)
31 July 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)		7,962,060
Issue Price (in Dollars per share)		$ 0.035
Issue of shares under ATM Facility		$ 277,812
21 November 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)		3,814,380
Issue Price (in Dollars per share)		$ 0.025
Issue of shares under ATM Facility		$ 94,694
15 January 2020 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)		758,040
Issue Price (in Dollars per share)		$ 0.019
Issue of shares under ATM Facility		$ 14,230
16 January 2020 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)		12,244,020
Issue Price (in Dollars per share)		$ 0.020
Issue of shares under ATM Facility		$ 249,402
17 January 2020 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)		6,754,020
Issue Price (in Dollars per share)		$ 0.018
Issue of shares under ATM Facility		$ 123,717
27 March 2020 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)		7,042,920
Issue Price (in Dollars per share)		$ 0.017
Issue of shares under ATM Facility		$ 120,239
25 May 2020 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)		137,945,160
Issue Price (in Dollars per share)		$ 0.025
Issue of shares under ATM Facility		$ 3,483,792
June 30, 2020 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Security issuance costs		$ (292,768)
July 2, 2020 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)	47,646,000
Issue Price (in Dollars per share)	$ 0.033
Issue of shares under ATM Facility	$ 1,562,055
October 23, 2020 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)	271,251,007
Issue Price (in Dollars per share)	$ 0.037
Issue of shares to sophisticated and professional investors	$ 10,036,287
November 24, 2020 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)	674,694,939
Issue Price (in Dollars per share)	$ 0.037
Issue of shares to sophisticated and professional investors	$ 24,963,713
February 11, 2021 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year (in Shares)	53,066,700
Issue Price (in Dollars per share)	$ 0.050
Issue of shares under ATM Facility	$ 2,674,831
June 30,2021 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Security issuance costs	$ (2,492,650)